SHAREHOLDERS' CAPITAL - Classes of share capital (Details) - CAD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Balance, beginning of period	$ (594,822)
Balance, end of period	$ 12,576	$ (170,749)	$ (594,822)
Shareholders' capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	48,078,637
Balance, beginning of period	$ 1,537,863
Balance, end of period (in shares)	48,078,637		48,078,637
Balance, end of period	$ 1,537,863	$ 1,537,110	$ 1,537,863
Common shares | Shareholders' capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	48,078,637	4,594,371	4,594,371
Balance, beginning of period	$ 1,537,863	$ 1,099,864	$ 1,099,864
Share-based awards exercised (in shares)			91,854
Share-based units exercised		176	$ 929
Issuance of shares due to September 2020 Recapitalization (in shares)	0		43,392,412
Issuance of shares due to September 2020 Recapitalization	$ 0	438,642	$ 438,642
Issuance cost		(1,572)	$ (1,572)
Balance, end of period (in shares)	48,078,637		48,078,637
Balance, end of period	$ 1,537,863	$ 1,537,110	$ 1,537,863
Preferred shares | Shareholders' capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	0	4,662,165	4,662,165
Balance, beginning of period	$ 0	$ 146,965	$ 146,965
Exchanged to common shares (in shares)	0		(4,662,165)
Exchanged to common shares	$ 0		$ (146,965)
Balance, end of period (in shares)			0
Balance, end of period			$ 0